Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2019	Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2020	Dec. 31, 2019
Operating costs	$ 440,194		$ 153,230		$ 167,531	$ 953,102		$ 512,896		$ 661,218
Loss from operations	(440,194)		(153,230)		(167,531)	(953,102)		(512,896)		(661,218)
Offering costs allocated to warrant liability					(19,946)
Interest earned on marketable securities held in Trust Account	1,870		42,577		295,788	27,537		757,577		787,350
Unrealized gain (loss) on marketable securities held in Trust Account			1,474		227			(2,594)		2,056
Change in fair value of warrant liability	(2,449,193)		(197,516)		1,224,597	(3,278,758)		(197,516)		(1,975,156)
Other (expense) income, net	(2,447,323)		(153,465)		1,500,666	(3,251,221)		557,467		(1,185,750)
(Loss) income before provision for income taxes	(2,887,517)		(306,695)		1,333,135	(4,204,323)		44,571		(1,846,968)
Benefit from (provision for) income taxes			22,871		(26,982)			(51,031)		(27,112)
Other income (expense):
Net (loss) income	$ (2,887,517)		$ (283,824)		$ 1,306,153	$ (4,204,323)		$ (6,460)		$ (1,874,080)
Basic and diluted loss per share (in Dollars per share)	$ (0.18)		$ (0.02)		$ 0.17	$ (0.26)		$ 0		$ (0.11)
Weighted-average basic and diluted shares outstanding (in Shares)	3,370,388		3,370,388		3,147,590	3,370,388		3,370,388		3,370,388
Basic and diluted weighted-average shares outstanding, Common stock subject to possible redemption (in Shares)	13,001,552		13,001,552		4,510,965	13,001,552		13,001,552		13,001,552
Basic and diluted net income (loss) per share, Common stock subject to possible redemption(1) (in Dollars per share)	$ (0.18)		$ (0.02)		$ 0.17	$ (0.26)		$ 0		$ (0.11)
Basic and diluted weighted-average shares outstanding, Non-redeemable common stock (in Shares)	3,370,388	[1]	3,370,388	[1]	3,147,590	3,370,388	[1]	3,370,388	[1]	3,370,388
Basic and diluted net loss per share, Non-redeemable common stock (in Dollars per share)	$ (0.18)	[1]	$ (0.02)	[1]	$ 0.17	$ (0.26)	[1]	$ 0	[1]	$ (0.11)
Leafly Holdings, Inc.[Member]
Operating costs						$ 33,538,000		$ 31,860,000		$ 40,726,000	$ 58,156,000
Loss from operations						(6,143,000)		(8,331,000)		(9,296,000)	(31,993,000)
Other (expense) income, net						(39,000)		(18,000)		(31,000)	115,000
Benefit from (provision for) income taxes
Other income (expense):
Net (loss) income						$ (6,880,000)		$ (8,977,000)		$ (9,964,000)	$ (31,936,000)
Basic and diluted loss per share (in Dollars per share)						$ (0.09)		$ (0.12)		$ (0.13)	$ (0.46)
Weighted-average basic and diluted shares outstanding (in Shares)						75,630		76,789		76,431	69,186
Revenue						$ 30,959,000		$ 27,102,000		$ 36,392,000	$ 30,072,000
Cost of revenue						3,564,000		3,573,000		4,962,000	3,909,000
Gross margin						27,395,000		23,529,000		31,430,000	26,163,000
Operating expenses
Sales and marketing						13,148,000		9,843,000		13,189,000	21,574,000
Product development						9,905,000		11,549,000		14,485,000	19,767,000
General and administrative						10,485,000		10,468,000		13,052,000	16,815,000
Interest expense, net						$ (698,000)		$ (628,000)		$ (637,000)	$ (58,000)

[1]	Calculation of the weighted shares outstanding and earnings per share for previously reported quarters have been restated, (see Note 2)